UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Douglas S. Keith 4 Overlook Point Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $756,063,672, and 1.79% respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Money Market Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

(Schedule of Investments is filed herewith)

Schedule of Investments September 30, 2013 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 1.0%
National Australia Bank Ltd., London, 0.28%, 10/21/13 (a)	$425,000	$425,000,000

Yankee (b) – 38.7%
Bank of Montreal, Chicago:
0.07%, 10/01/13	150,000	150,000,000
0.08%, 10/04/13	500,000	500,000,000
0.30%, 11/15/13	310,000	309,997,707
0.25%, 9/05/14	250,000	250,000,000
Bank of Nova Scotia, Houston:
0.27%, 12/11/13	200,000	200,000,000
0.26%, 6/03/14	200,000	200,000,000
0.25%, 6/18/14	250,000	249,990,955
0.28%, 8/08/14 (a)	185,000	185,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.11%, 10/03/13	382,000	382,000,000
0.26%, 1/10/14	200,000	200,000,000
BNP Paribas SA, New York:
0.08%, 10/01/13	200,000	200,000,000
0.38%, 10/21/13 (a)	250,000	250,000,000
0.39%, 11/15/13	197,000	197,000,000
0.34%, 2/03/14 (a)	200,000	200,000,000
0.35%, 3/06/14	196,650	196,650,000
Canadian Imperial Bank of Commerce, New York:
0.27%, 2/04/13	250,000	250,000,000
0.27%, 3/03/14	300,000	300,000,000
0.30%, 3/03/14	553,015	553,015,000
Credit Agricole Corp., New York:
0.09%, 10/03/13	297,000	297,000,000
0.10%, 10/03/13	298,000	298,000,000
Credit Industriel et Commercial, New York:
0.13%, 10/03/13	311,000	311,000,000
0.30%, 11/08/13	280,000	280,000,000
0.29%, 11/18/13	300,000	300,000,000
Credit Suisse, New York:
0.29%, 10/10/13	400,000	400,000,000
0.26%, 3/18/14	202,000	202,000,000
Deutsche Bank AG, New York, 0.28%, 2/26/14	270,000	270,000,000
DNB Bank ASA, New York, 0.25%, 2/25/14	200,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp. New York:
0.26%, 1/03/14	250,000	250,000,000
0.26%, 3/12/14	450,000	450,000,000
Mizuho Bank Ltd., New York:
0.09%, 10/07/13	75,000	75,000,000
0.22%, 12/06/13	375,000	375,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded)
National Australia Bank Ltd., New York:
0.27%, 8/08/14	$150,000	$150,000,000
0.26%, 8/13/14	190,000	190,000,000
Natixis, New York:
0.30%, 11/01/13	121,750	121,750,430
0.32%, 11/01/13	350,000	350,000,000
0.30%, 9/08/14	206,200	206,180,785
Nordea Bank Finland PLC, New York:
0.25%, 1/06/14	280,000	280,000,000
0.25%, 1/07/14	175,000	175,000,000
0.25%, 1/17/14	35,000	35,000,000
Norinchukin Bank, New York:
0.11%, 10/02/13	431,250	431,250,000
0.11%, 10/03/13	500,000	500,000,000
Oversea Chinese Banking Corp. Ltd., New York, 0.24%, 3/04/14	100,000	99,999,989
Rabobank Nederland, New York:
0.29%, 8/28/14 (a)	329,000	329,000,000
0.30%, 3/14/14	510,000	510,000,000
0.31%, 3/12/14 (a)	124,500	124,500,000
Royal Bank of Canada, New York:
0.23%, 1/15/14	150,000	150,000,000
0.28%, 3/19/14	55,000	55,010,246
0.26%, 3/27/14	175,000	175,000,000
0.26%, 4/08/14	405,000	405,000,000
Societe Generale, New York:
0.29%, 10/31/13	280,000	280,000,000
0.35%, 9/19/14	225,000	225,000,000
Sumitomo Mitsui Banking Corp., New York:
0.23%, 11/07/13	250,000	250,000,000
0.26%, 3/03/14	400,000	400,000,000
0.26%, 3/10/14	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.28%, 1/03/14	200,000	200,000,000
Svenska Handelsbanken, New York, 0.26%, 1/13/14	250,000	250,003,606
Toronto-Dominion Bank, New York:
0.27%, 10/22/13	560,000	560,000,000
0.23%, 12/20/13	200,000	200,000,000
0.32%, 4/02/14	190,000	190,000,000
UBS AG, Stamford, 0.28%, 4/30/14	358,000	358,000,000
Wells Fargo Bank NA, 0.18%, 3/12/14 (a)	150,000	150,000,000
Westpac Banking Corp., New York:
0.29%, 4/14/14	277,000	277,000,000
0.28%, 4/28/14	300,000	300,000,000

		16,809,348,718

Total Certificates of Deposit – 39.7%		17,234,348,718

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 1

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Australia & New Zealand Banking Group Ltd.:
0.34%, 1/17/14	$200,000	$200,000,000
0.29%, 2/25/14	137,000	137,000,000
0.36%, 5/02/14 (a)	300,000	300,000,000
0.26%, 8/15/14	145,000	145,000,000
London, 0.29%, 6/04/14 (c)	200,000	199,603,667
Bank of Nova Scotia, 0.27%, 4/04/14 (c)	50,000	49,931,910
Bedford Row Funding Corp. (c):
0.30%, 3/17/14	17,500	17,475,646
0.30%, 3/19/14	77,000	76,891,558
0.30%, 3/24/14	50,000	49,927,500
BPCE, 0.30%, 12/02/13 (c)	400,000	399,796,778
Charta LLC (c):
0.25%, 12/04/13	50,000	49,977,778
0.25%, 12/05/13	40,000	39,981,944
Ciesco LLC (c):
0.28%, 11/18/13	100,000	99,962,667
0.28%, 12/09/13	125,320	125,252,745
Collateralized Commercial Paper Co. LLC (c):
0.26%, 1/27/14	200,000	199,829,556
0.30%, 2/03/14	150,000	149,843,750
0.30%, 2/05/14	200,000	199,788,333
0.30%, 3/06/14	200,000	199,740,001
Commonwealth Bank of Australia:
0.31%, 11/14/13	145,000	144,998,228
0.31%, 11/27/13	75,000	75,000,000
0.29%, 3/28/14	200,000	200,000,000
0.29%, 4/04/14	250,000	250,000,000
0.26%, 9/11/14	300,000	300,000,000
0.25%, 9/19/14	197,000	197,000,000
0.25%, 9/22/14	100,000	100,000,000
CPPIB Capital, Inc. (c):
0.30%, 1/16/14	85,000	84,924,208
0.30%, 1/17/14	180,000	179,838,000
DBS Bank Ltd. (c):
0.27%, 10/02/13	72,500	72,499,456
0.25%, 2/10/14	120,300	120,189,725
0.24%, 3/05/14	92,800	92,706,104
DNB Bank ASA (c):
0.26%, 1/27/14	300,000	299,744,334
0.25%, 1/28/14	100,000	99,917,361
0.24%, 3/06/14	124,175	124,048,548
0.24%, 3/13/14	89,131	89,034,144
Erste Abwicklungsanstalt (c):
0.25%, 10/02/13	100,000	99,999,306
0.26%, 12/02/13	100,000	99,956,083

Commercial Paper	Par (000)	Value
Govco LLC (c):
0.28%, 11/14/13	$100,000	$99,965,778
0.28%, 11/18/13	125,000	124,953,333
0.27%, 11/19/13	150,000	149,944,875
0.27%, 11/25/13	65,000	64,973,188
0.27%, 11/26/13	100,000	99,958,000
0.27%, 12/11/13	48,000	47,974,440
HSBC Bank PLC:
0.32%, 5/02/14	175,000	175,000,000
0.32%, 5/07/14	100,000	100,000,000
0.28%, 6/20/14 (d)	232,500	232,500,000
0.31%, 8/06/14	30,000	30,000,000
0.28%, 9/10/14	66,000	66,000,000
0.28%, 9/19/14 (d)	194,000	194,000,000
ING (US) Funding LLC (c):
0.24%, 12/02/13	100,000	99,958,667
0.24%, 12/05/13	200,000	199,913,333
0.29%, 1/16/14	26,640	26,617,038
0.29%, 2/11/14	200,000	199,785,722
0.29%, 2/13/14	181,250	181,052,891
Kells Funding LLC:
0.23%, 10/08/13	75,000	75,000,000
0.23%, 10/15/13	107,500	107,500,000
0.24%, 10/22/13 (c)	30,000	29,995,800
0.24%, 11/04/13	100,000	100,000,000
0.24%, 11/12/13	175,000	175,000,000
0.23%, 11/15/13 (d)	100,000	100,000,154
0.23%, 11/19/13 (d)	75,000	75,000,000
0.23%, 12/03/13	200,000	200,000,000
0.23%, 3/18/14	175,000	175,000,000
0.23%, 3/20/14 (c)	50,000	49,945,694
0.23%, 3/21/14 (c)	60,000	59,934,450
0.22%, 4/28/14	100,000	100,000,000
Nederlandse Waterschapsbank NV:
0.23%, 6/24/14 (d)	72,000	72,000,000
0.29%, 7/07/14	230,000	230,018,445
0.29%, 7/08/14	100,000	100,009,569
0.30%, 7/28/14	65,000	65,010,821
0.31%, 7/30/14	65,000	65,010,894
Nordea Bank AB (c):
0.25%, 1/07/14	200,000	199,863,889
0.26%, 2/03/14	150,000	149,867,187
0.25%, 2/05/14	90,000	89,920,625
Northern Pines Funding LLC (c):
0.34%, 11/14/13	250,000	249,896,111
0.40%, 12/31/13	165,000	164,833,167
0.26%, 3/06/14	200,000	199,774,666
NRW Bank, 0.08%, 10/04/13 (c)	220,000	219,998,625
Old Line Funding LLC, 0.24%, 3/24/14	150,000	150,000,000
Skandinaviska Enskilda Banken AB, 0.19%, 10/04/13 (c)	5,000	4,999,921

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 2

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Svenska Handelsbanken, Inc. (c):
0.25%, 2/03/14	$110,000	$109,904,514
0.25%, 2/07/14	100,000	99,910,417
0.25%, 2/12/14	100,000	99,906,944
Toyota Credit Canada, Inc., 0.29%, 1/3/14 (c)	50,000	49,962,139
Toyota Motor Credit Corp. (c):
0.27%, 10/31/13	142,225	142,192,999
0.28%, 12/30/13	130,000	129,909,000
Westpac Banking Corp., New York:
0.33%, 1/24/14	330,000	330,000,000
0.30%, 7/09/14	273,245	273,245,000
Westpac Securities NZ, Ltd. London, 0.34%, 1/30/14	61,500	61,499,761

Total Commercial Paper – 28.1%		11,867,567,387

Corporate Bonds
Bank of Montreal, Chicago, 0.33%, 1/10/14 (a)	210,000	210,000,000
Bank of Nova Scotia, Houston, 0.32%, 1/02/14 (a)	175,000	175,000,000
Commonwealth Bank of Australia, 0.98%, 3/17/14 (d)	218,224	218,957,616
KFW, 0.21%, 2/28/14 (a)	90,000	89,980,977
National Bank of Canada, 0.30%, 12/09/13 (a)	244,900	244,900,000
Nordrhein-Westfallen Land of MTN, 0.56%, 10/30/13 (a)	80,000	80,019,176
Rabobank Nederland NV MTN, 0.62%, 4/14/14	51,920	52,019,690
Svenska Handelsbanken AB, 0.27%, 5/13/16 (a)(d)	295,800	295,800,000

Total Corporate Bonds – 64.3%		1,366,677,459

Time Deposits
Barclays Bank PLC, 0.05%, 10/01/13	160,000	160,000,000
Natixis, 0.05%, 10/01/13	551,000	551,000,000
Skandinaviska Enskilda Bankem, New York, 0.06%, 10/01/13	1,900,000	1,900,000,000

Total Time Deposits – 6.2%		2,611,000,000

US Government Sponsored Agency Securities	Par (000)	Value
Fannie Mae (a):
0.15%, 11/08/13	$170,000	$169,994,636
0.16%, 6/20/14	125,000	124,982,149
0.16%, 9/11/14	110,000	110,037,368
0.15%, 2/27/15	59,600	59,578,895
0.30%, 2/04/16	50,000	50,104,502
Federal Farm Credit Bank (a):
0.13%, 3/07/13	40,000	39,998,411
0.14%, 5/23/14	50,000	49,995,284
0.11%, 9/16/14	50,000	49,997,604
0.16%, 10/20/14	95,000	94,979,768
0.18%, 10/08/15	185,725	185,734,784
Federal Home Loan Bank (a):
0.11%, 3/12/14	200,000	199,997,627
0.12%, 5/15/14 - 6/05/14	385,000	385,000,000
0.11%, 7/18/14	30,000	30,000,000
0.13%, 12/19/14	200,000	199,975,369
0.18%, 7/16/15	140,000	140,000,000
Federal Home Loan Bank Discount Notes, 0.08%, 11/08/13 (c)	1,000	999,916
Freddie Mac Discount Notes, 0.16%, 1/14/14 (c)	30,000	29,986,000

Total US Government Sponsored Agency Securities – 4.5%		1,921,362,313

US Treasury Obligations
US Treasury Notes:
0.25%, 11/30/13	782,000	782,158,503
0.75%, 12/15/13	410,000	410,546,603
1.00%, 1/15/14	150,000	150,388,836
0.25%, 1/31/14	1,309,000	1,309,531,659
1.25%, 2/15/14	379,000	380,596,952
0.25%, 2/28/14	462,000	462,227,611
0.25%, 3/31/14	200,000	200,105,953

Total US Treasury Obligations – 8.7%		3,695,556,117

Repurchase Agreements
Bank of New York Mellon, 0.01%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $200,000,056, collateralized by US Treasury obligations, 2.75%, due 2/15/19, par and fair value of $187,436,000 and $200,000,116, respectively)	200,000	200,000,000

Total value of Bank of New York Mellon (collateral value of $200,000,116)		200,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 3

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.11%, 10/01/13 (Purchased on 3/12/13 to be repurchased at $230,142,664, collateralized by various corporate debt obligations, 0.35% to 8.75%, due 10/25/13 to 6/27/44, par and fair value of $229,052,000 and $241,862,987, respectively) (e)	$230,000	$230,000,000

Total value of BNP Paribas Securities Corp. (collateral value of $241,862,987)		230,000,000

Citigroup Global Markets, Inc., 0.36%, 10/01/13 (Purchased on 1/17/13 to be repurchased at $95,244,150, collateralized by various corporate debt obligation and US Treasury obligations, 0.00% to 4.25%, due 12/17/13 to 9/30/17, par and fair value of $98,403,827 and $98,093,621, respectively)	95,000	95,000,000
Citigroup Global Markets, Inc., 0.50%, 10/30/13 (Purchased on 1/22/13 to be repurchased at $130,511,420, collateralized by various corporate debt obligation and US Treasury obligations, 0.37% to 6.00%, due 8/31/14 to 5/15/28, par and fair value of $133,603,387 and $135,774,160, respectively) (e)	130,000	130,000,000

Total value of Citigroup Global Markets, Inc. (collateral value of $233,867,781)		225,000,000

Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $83,058,100, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 8.56%, due 6/15/18 to 12/25/59, par and fair value of $173,954,097 and $89,004,575, respectively)	83,000	83,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.56%, 10/11/13 (Purchased on 9/30/13 to be repurchased at $150,025,667, collateralized by various corporate debt obligations, 0.00% to 6.00%, due 2/25/33 to 11/26/52, par and fair value of $1,888,461,162 and $172,501,651, respectively) (e)	$150,000	$150,000,000
Credit Suisse Securities (USA) LLC, 0.56%, 10/11/13 (Purchased on 9/30/13 to be repurchased at $250,042,778, collateralized by various corporate debt obligations, 0.00% to 6.61%, due 4/15/17 to 6/25/58, par and fair value of $2,524,499,412 and $287,501,196, respectively) (e)	250,000	250,000,000

Total value of Credit Suisse Securities (USA) LLC (collateral value of $549,007,422)		483,000,000

HSBC Securities (USA), Inc., 0.09%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $100,000,250, collateralized by various corporate debt obligations, 3.00% to 9.00%, due 6/18/14 to 10/02/23, par and fair value of $102,896,000 and $104,948,615, respectively)	100,000	100,000,000

Total value of HSBC Securities (USA), Inc. (collateral value of $104,948,615)		100,000,000

J.P. Morgan Securities LLC, 0.61%, 10/24/13 (Purchased on 9/25/13 to be repurchased at $500,762,500, collateralized by various corporate debt obligations, 0.00% to 7.54%, due 11/15/17 to 2/12/51, par and fair value of $4,696,556,850 and $616,484,621, respectively)	500,000	500,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 4

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.44%, 10/01/13 (Purchased on 9/28/13 to be repurchased at $60,002,200, collateralized by various corporate debt obligations, 0.00% to 6.19%, due 1/15/30 to 7/25/47, par and fair value of $283,395,011 and $73,902,702, respectively)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.35%, 12/25/13 (Purchased on 9/27/13 to be repurchased at $200,173,056 collateralized by various corporate debt obligations, 0.00% to 6.28%, due 3/15/17 to 12/15/50, par and fair value of $280,275,213 and $212,623,751, respectively) (e)	200,000	200,000,000

Total value of J.P. Morgan Securities LLC (collateral value of $903,011,074)		760,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 10/01/13 (Purchased on 8/16/13 to be repurchased at $100,020,444, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 6.75%, due 4/04/14 to 8/25/44, par and fair value of $1,945,614,961 and $106,884,869, respectively)	100,000	100,000,000

Total value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $106,884,869)		100,000,000

Morgan Stanley & Co. LLC, 0.09%, 11/01/13 (Purchased on 1/15/13 to be repurchased at $90,058,275, collateralized by various US government sponsored agency obligations, 0.00% to 6.78%, due 9/01/26 to 5/01/43, par and fair value of $208,498,392 and $92,700,000, respectively)	90,000	90,000,000

Total value of Morgan Stanley & Co. LLC (collateral value of $92,700,000)		90,000,000

Repurchase Agreements	Par (000)	Value
RBC Securities, Inc., 0.08%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $196,000,436, collateralized by various corporate debt obligations, 0.00% to 10.25%, due 10/15/13 to 12/31/49, par and fair value of $201,959,538 and $205,800,001, respectively)	$196,000	$196,000,000
RBC Securities, Inc., 0.11%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $51,000,156, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 11.71%, due 10/08/13 to 7/01/57, par and fair value of $57,838,871 and $55,457,422, respectively)	51,000	51,000,000

Total value of RBC Securities, Inc. (collateral value of $261,257,423)		247,000,000

RBS Securities, Inc., 0.16%, 10/02/13 (Purchased on 10/01/13 to be repurchased at $120,000,533, collateralized by various US government sponsored agency obligations, 3.00% to 4.00%, due 10/01/28 to 10/01/43, par and fair value of $117,425,000 and $122,400,440, respectively)	120,000	120,000,000
RBS Securities, Inc., 0.24%, 10/02/13 (Purchased on 10/01/13 to be repurchased at $40,000,267, collateralized by various US government sponsored agency obligations, 1.50% to 4.50%, due 7/20/38 to 7/20/43, par and fair value of $66,741,475 and $40,800,228, respectively)	40,000	40,000,000

Total value of RBS Securities, Inc. (collateral value of $163,200,668)		160,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 5

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.40%, 11/04/13 (Purchased on 8/02/13 to be repurchased at $183,191,133, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 9.38%, due 10/01/13 to 5/10/63, par and fair value of $291,735,880 and $191,338,987, respectively)	$183,000	$183,000,000
Wells Fargo Securities LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $93,137,651, collateralized by various corporate debt obligations, 0.49% to 8.50%, due 2/04/14 to 6/15/46, par and fair value of $94,069,832 and $96,447,392, respectively)	93,015	93,015,000
Wells Fargo Securities LLC, 0.16%, 10/01/13 (Purchased on 2/15/13 to be repurchased at $320,324,267, collateralized by various corporate debt obligations, 0.00% to 12.00%, due 10/01/13 to 5/10/63, par and fair value of $2,121,180,522 and $334,850,892, respectively)	320,000	320,000,000

Value
Total value of Wells Fargo Securities LLC (collateral value of $622,637,271)	$596,015,000

Total Repurchase Agreements – 7.5%	3,191,015,000

Total Investments (Cost – $41,887,526,994*) – 99.0%	$41,887,526,994
Other Assets Less Liabilities – 1.0%	434,105,866

Net Assets – 100.0%	$42,321,632,860

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 6

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,887,526,994	—	$41,887,526,994

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $4,334,267 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013 7

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory President

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory President

Date: November 25, 2013

By:	/s/ Douglas S. Keith
Douglas S. Keith Treasurer, Chief Financial Officer and Chief Compliance Officer

Date: November 25, 2013